Cash and Cash Equivalents	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	Note 14. Cash and cash equivalents
	Consolidated
	December 2024	June 2024
	$	$
Current assets
Cash at bank	3,046,602	24,522
Note 15. Cash and cash equivalents
	Consolidated
	30 June 2024	30 June 2023
	$	$
Current assets
Cash on hand	—	4,708
Cash at bank	24,522	394,516
	24,522	399,224